                        SUPPLEMENT DATED OCTOBER 1, 1997
              TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1997
                                       FOR
                              PINNACLE(VERSION III)
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   ISSUED BY INTEGRITY LIFE INSURANCE COMPANY
                                       AND
                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                          THIS SUPPLEMENT MODIFIES THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                         AND SHOULD BE READ AND RETAINED

--------------------------------------------------------------------------------

THE EXAMPLES FOLLOWING THE TABLE OF ANNUAL FEES AND EXPENSES IN PART 1 ARE REPLACED BY THE FOLLOWING:

EXAMPLES

The examples below show the expenses that would be borne by the Annuitant per $1,000 investment, assuming a $60,000 average contract value and a 5% annual rate of return on assets.

EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


Portfolio                                          1 year              3 years             5 years            10 years
---------                                          ------              -------             -------            --------
EAFE-Registered Trademark- Index . . . . . .       $100.99             $124.75             $150.98             $238.35
Equity 500 Index . . . . . . . . . . . . . .       $ 97.41             $113.87             $132.66             $200.80
Small Cap Index. . . . . . . . . . . . . . .       $ 98.94             $118.54             $140.54             $217.06
VIP Equity-Income. . . . . . . . . . . . . .       $100.28             $122.58             $147.34             $230.95
VIP II Contrafund. . . . . . . . . . . . . .       $101.92             $127.53             $155.65             $247.79
VIP III Growth & Income. . . . . . . . . . .       $101.51             $126.30             $153.57             $243.61
VIP III Growth Opportunities . . . . . . . .       $102.22             $128.46             $157.20             $250.92
Janus Capital Appreciation . . . . . . . . .       $105.09             $137.08             $171.59             $279.66
Janus Balanced . . . . . . . . . . . . . . .       $103.97             $133.70             $165.95             $268.47
Janus Worldwide Growth . . . . . . . . . . .       $102.53             $129.39             $158.75             $254.04
Janus Money Market . . . . . . . . . . . . .       $ 99.46             $120.10             $143.16             $222.42
JPM International Equity . . . . . . . . . .       $106.63             $141.68             $179.22             $294.73
JPM Bond . . . . . . . . . . . . . . . . . .       $102.02             $127.84             $156.16             $248.84
Morgan Stanley Asian Equity. . . . . . . . .       $106.63             $141.68             $179.22             $294.73
Morgan Stanley Emerging Markets Debt . . . .       $107.65             $144.74             $184.29             $304.64
Morgan Stanley High Yield  . . . . . . . . .       $102.53             $129.39             $158.75             $254.04
Morgan Stanley U.S. Real Estate. . . . . . .       $105.61             $138.62             $174.14             $284.71


EXPENSES PER $1,000 INVESTMENT IF YOU ELECT THE NORMAL FORM OF ANNUITY OR DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


Portfolio                                           1 year              3 years            5 years             10 years
---------                                           ------              -------            -------             --------
EAFE-Registered Trademark- Index . . . . . .        $20.99              $64.75             $110.98             $238.35
Equity 500 Index . . . . . . . . . . . . . .        $17.41              $53.87             $ 92.66             $200.80
Small Cap Index. . . . . . . . . . . . . . .        $18.94              $58.54             $100.54             $217.06
VIP Equity-Income. . . . . . . . . . . . . .        $20.28              $62.58             $107.34             $230.95
VIP II Contrafund. . . . . . . . . . . . . .        $21.92              $67.53             $115.65             $247.79
VIP III Growth & Income. . . . . . . . . . .        $21.51              $66.30             $113.57             $243.61
VIP III Growth Opportunities . . . . . . . .        $22.22              $68.46             $117.20             $250.92
Janus Capital Appreciation . . . . . . . . .        $25.09              $77.08             $131.59             $279.66
Janus Balanced . . . . . . . . . . . . . . .        $23.97              $73.70             $125.95             $268.47
Janus Worldwide Growth . . . . . . . . . . .        $22.53              $69.39             $118.75             $254.04
Janus Money Market . . . . . . . . . . . . .        $19.46              $60.10             $103.16             $222.42
JPM International Equity . . . . . . . . . .        $26.63              $81.68             $139.22             $294.73
JPM Bond . . . . . . . . . . . . . . . . . .        $22.02              $67.84             $116.16             $248.84
Morgan Stanley Asian Equity. . . . . . . . .        $26.63              $81.68             $139.22             $294.73
Morgan Stanley Emerging Markets Debt . . . .        $27.65              $84.74             $144.29             $304.64
Morgan Stanley High Yield. . . . . . . . . .        $22.53              $69.39             $118.75             $254.04
Morgan Stanley U.S. Real Estate. . . . . . .        $25.61              $78.62             $134.14             $284.71
